UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                        Lonestar Capital Management, LLC
                               One Maritime Plaza
                                    Suite 750
                         San Francisco, California 94111

                         Form 13F File Number: 28-11133

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362-7677





                                  /s/ Yedi Wong
                            ------------------------
                            San Francisco, California
                                April 30, 2007



                                  Report Type:
                               13F Holdings Report

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                     Form 13F Information Table Entry Total:

                                       15

                     Form 13F Information Table Value Total:

                               $21,176 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


COLUMN 1                          COLUMN 2   COLUMN 3    COLUMN 4 COLUMN 5           COLUMN 6 COLUMN7 COLUMN 8

Name Of Issuer                    Title                  Value     Shares/  SH/ PUT/ INVESTMT OTHER            VOTING AUTORITY
                                  of Class   CUSIP       ($1,000)  PRN AMT  PRN CALL DSCRET   MGRS    SOLE     SHARED NONE
-------------------------------   ---------- ---------   -------- --------  --- ---- -------- -----   -------  ------ ----
Akamai Technologies Inc           COM        00971T101       $998   20,000  SH  PUT  SOLE      NONE    20,000
Avici Systems Inc                 COM        05367L802       $685   60,000  SH       SOLE      NONE    60,000
Bauer Eddie Holdings Inc          COM        071625107       $910   80,000  SH       SOLE      NONE    80,000
General Mtrs Corp                 COM        370442105     $3,064  100,000  SH  PUT  SOLE      NONE   100,000
Genitope Corporation              COM        37229P507       $291   70,000  SH       SOLE      NONE    70,000
Ishares Inc                       COM        464287655     $6,361   80,000  SH  PUT  SOLE      NONE    80,000
KHD Humboldt Wedag Intl Ltd       COM        482462108       $814   20,000  SH       SOLE      NONE    20,000
Ligand Pharmaceuticals Cl B       COM        53220K207       $675   67,000  SH       SOLE      NONE    67,000
New York Times                    COM        650111107       $705   30,000  SH  CALL SOLE      NONE    30,000
QuadraMed Corporation             COM        74730W101       $503  165,577  SH       SOLE      NONE   165,577
Retail Ventures Inc               COM        76128Y102     $1,895   90,000  SH       SOLE      NONE    90,000
StreetTracks Gold Tr ETF          COM        863307104     $1,315   20,000  SH       SOLE      NONE    20,000
United States Oil Fund LP ETF     UNITS      91232N108       $534   10,000  SH       SOLE      NONE    10,000
Yamana Gold Inc                   COM        98462Y100     $1,134   79,000  SH       SOLE      NONE    79,000
Young Broadcasting Inc            COM-CL A   987434107     $1,292  321,406  SH       SOLE      NONE   321,406